Allowance for Loan Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Threshold Period Past Due for Write-off of Financing Receivable		Greater than 90 days past due
Delinquency period (in days)		90 days
Allowance for Private Education Loans losses		$ 61,763	$ 65,218
Criteria for loans to be considered as nonperforming	greater than 90 days
FICO scores less than 670		Less than 670
FICO scores 670-709		670-709
FICO scores 710-749		710-749
FICO scores greater than or equal to 750		Greater than or equal to 750
Percentage Of General Guarantees Of Ffelp Loans		at least 97 percent